LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 8 – LEASES

Operating Leases

As of June 30, 2024, Titan Trucking maintained three leases classified as operating leases. Leases with an initial term of 12 months or less or leases that are immaterial are not included on the consolidated balance sheets.

Titan Trucking has a 62-month lease in Troy, Michigan which expires on January 15, 2025. The monthly payments were initiated on February 15, 2020 at $8,251 after a 2-month rent abatement period and are currently $9,287 per month. Straight rent was calculated at $8,479 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $59,000.

On April 1, 2023, Titan Trucking entered into a 60-month lease in Detroit, Michigan, with a related party through common ownership, which expires on March 31, 2028. On September 1, 2023, the Company and the related party amended the lease, resulting in decreased payment terms. The lease has the option to renew for an additional 5 years given proper notice. The monthly payments were initiated on May 1, 2023 after a 1-month rent abatement period. Straight rent for the amended lease was calculated at $29,113 per month. The lease was terminated by the lessor on June 14, 2024 due to a change of ownership of the property.

On November 1, 2023, the Company entered into a 39-month lease in Bloomfield Hills, Michigan which expires on January 31, 2027. The monthly payments were initiated in February of 2024 at $7,417 after a 3-month rent abatement period. Straight rent was calculated at $7,542 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $241,000.

On May 31, 2024, Standard was acquired by the Company and as a result, an operating lease was assumed. The original lease was executed on August 1, 2022 and was for 60 months. The remaining term on the lease is 38 months and is located in Detroit, Michigan. Straight rent for the lease was calculated at $9,000 per month. The lease contains an exclusive right to purchase the premises through the original term of the lease at a fair value to be mutually agreed upon. The Company is not reasonably certain it will exercise the option and therefore, the lease is classified as an operating lease. The total remaining operating lease expenses expected through termination date on the lease are approximately $333,000.

Average lease terms and discount rates are as follows:

	June 30,	December 31,
	2024	2023
Weighted average remaining lease term (in years)	2.65	3.86
Weighted average discount rate	9.10%	8.10%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of June 30, 2024, were as follows:

For the Years Ended,
December 31,
Remainder of 2024	$154,659
2025	211,980
2026	207,944
2027	80,459
Total minimum lease payments	655,042
Less: imputed interest	(76,937)
Present value of future minimum lease payments	578,105

Current operating lease liabilities	222,243
Non-current operating lease liabilities	$355,862

The Company had operating lease expenses of $266,424 and $152,333 for the six months ended June 30, 2024 and 2023, respectively, and $130,295 and $124,780 for the three months ended June 30, 2024 and 2023, respectively. The Company records operating lease expense as a component of general and administrative expenses on the consolidated statements of operations.

Financing Leases

Standard leases a truck used for its operations under a five-year lease that commenced during May 2022 and which ends during May 2027. This lease is classified as a finance lease. The lease calls for monthly payments of $3,304 bearing interest of 12.08% per annum. The lease includes a purchase option upon maturity of which the Company intends to exercise. At June 30, 2024, the finance lease right of use asset was $106,178 and is included within property and equipment, net on the accompanying consolidate balance sheets.

	June 30,	December 31,
	2024	2023
Weighted average remaining lease term (in years)	3.00	N/A
Weighted average discount rate	12.08%	N/A

For the Years Ended,
December 31,
Remainder of 2024	$19,825
2025	39,650
2026	39,650
2027	12,898
2028	-
Total minimum lease payments	112,023
Less: imputed interest	(14,960)
Present value of future minimum lease payments	97,063

Current operating lease liabilities	29,524
Non-current operating lease liabilities	$67,539

The Company’s finance lease costs consisted of $3,304 of interest expense and $1,831 of amortization of the right of use asset during the three and six months ended June 30, 2024.

NOTE 8 – LEASES

As of December 31, 2023, Titan Trucking maintains three leases classified as operating leases. Leases with an initial term of 12 months or less or leases that are immaterial are not included on the consolidated balance sheets.

Titan Trucking has a 62-month lease in Troy, Michigan which expires on January 15, 2025. The monthly payments were initiated on February 15, 2020 at $8,251 after a 2-month rent abatement period. Straight rent was calculated at $8,479 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $110,000.

On April 1, 2023, Titan Trucking entered into a 60-month lease in Detroit, Michigan, with a related party through common ownership, which expires on March 31, 2028. On September 1, 2023, the Company and the related party amended the lease, resulting in decreased payment terms. The lease has the option to renew for an additional 5 years given proper notice. The monthly payments were initiated on May 1, 2023 after a 1-month rent abatement period. Straight rent for the amended lease was calculated at $29,113 per month. The total remaining operating lease expenses expected through termination date on the lease are approximately $1,485,000. Following the amendment, the supplemental cash flow impact of the right-of-use asset exchanged for new lease obligations was $1,411,851.

On November 1, 2023, the Company entered into a 39-month lease in Bloomfield Hills, Michigan which expires on January 31, 2027. The monthly payments were initiated in February of 2024 at $7,417 after a 3-month rent abatement period. Straight rent was calculated at $7,542 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $287,000. Following the lease, the supplemental cash flow impact of the right-of-use asset exchanged for new lease obligations was $251,057.

	December 31,	December 31,
	2023	2022
Weighted average remaining lease term (in years)	3.86	2.08
Weighted average discount rate	8.10%	7.57%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2023 were as follows:

For the Year Ended,
December 31,
2024	$514,193
2025	460,980
2026	485,504
2027	418,442
2028	102,211
Total minimum lease payments	1,981,330
Less: imputed interest	(298,917)
Present value of future minimum lease payments	1,682,413

Current operating lease liabilities	391,547
Non-current operating lease liabilities	$1,290,866

The Company had operating lease expenses of $372,162 and $112,753 for the years ended December 31, 2023 and 2022, respectively. The Company records operating lease expense as a component of general and administrative expenses on the consolidated statements of operations.